Segments	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Segments
11. Segments
The Company’s two reportable segments are U.S. and International. The Company’s products are primarily sold to orthopedists,
musculoskeletal and sports medicine physicians, podiatrists, neurosurgeons and orthopedic spine surgeons, as well as to their patients. The Company does not disclose segment information by asset as the Chief Operating Decision Maker does not review or use it to allocate resources or to assess the operating results and financial performance. Segment adjusted EBITDA is the segment profitability metric reported to the Company’s Chief Operating Decision Maker for purposes of decisions about allocation of resources to, and assessing performance of, each reportable segment.
The following table presents segment adjusted EBITDA reconciled to income before income taxes:

	Three Months Ended		Six Months Ended
	July 3, 2021	June 27, 2020	July 3, 2021	June 27, 2020
Segment adjusted EBITDA
U.S.	$17,149	$7,439	$27,147	$21,151
International	2,738	(497)	3,810	37
Depreciation and amortization	(7,479)	(7,248)	(14,663)	(14,513)
Interest (expense) income	(1,681)	(2,834)	1,195	(5,215)
Equity compensation	(5,853)	(255)	16,559	6,771
COVID-19 benefits, net	—	1,101	—	1,101
Succession and transition charges	(187)	(3,801)	(344)	(4,574)
Foreign currency impact	12	46	64	(40)
Acquisition and integration costs	(1,833)	—	(5,029)	—
Inventory step-up costs	(2,106)	—	(2,106)
Equity loss in unconsolidated investments	(432)	—	(901)	—
Change in fair value of contingent consideration	(641)	—	(641)	—
Impairments related to variable interest entity	(7,043)	—	(7,043)	—
Other non-recurring costs	(1,710)	(41)	(2,659)	(283)

(Loss) income before income taxes	$(9,066)	$(6,090)	$15,389	$4,435

Bio Ventus LLC
Segments
15. Segments
Segment information by asset is not disclosed as it is not reviewed by the CODM or used to allocate resources or to assess the operating results and financial performance. We believe EBITDA, adjusted for additional non-operational factors disclosed in the table below, or Adjusted EBITDA, is a key measure for internal reporting. Adjusted EBITDA should not be considered in isolation or as a substitute for consolidated net income (loss) attributable to the Company, the most closely analogous U.S. GAAP measure. Adjusted EBITDA is not defined in the same manner by all companies and may not be comparable to other similarly titled measures of other companies unless the definition is the same. The following table presents segment adjusted EBITDA reconciled to income from continuing operations before income taxes for the years ended December 31 as follows:

	2020	2019	2018
Segment adjusted EBITDA from continuing operations
U.S.	$69,252	$71,673	$67,480
International	3,191	7,515	4,691
Depreciation and amortization	(28,643)	(30,316)	(29,238)
Interest expense	(9,751)	(21,579)	(19,171)
Equity compensation	(10,103)	(10,844)	(14,325)
COVID-19 benefits, net	4,123	—	—
Succession and transition charges	(5,609)	—	—
Restructuring costs	(563)	(575)	(1,373)
Foreign currency impact	117	(8)	(234)
Equity loss in unconsolidated investments	(467)	—	—
Other non-recurring costs	(5,633)	(6,177)	(1,723)

Income from continuing operations before income taxes	$15,914	$9,689	$6,107